Revenues and geographic information (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 54,532	$ 50,317	$ 45,440
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 67,937	$ 63,085
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,394	$ 1,315	$ 1,308
Net sales (in % of total net sales)	3.00%	3.00%	3.00%
Total of selected non-current assets	$ 21,137	$ 18,759
Selected non-current assets (in % of total selected non-current assets)	31.00%	30.00%
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 23,331	$ 21,146	$ 17,959
Net sales (in % of total net sales)	43.00%	42.00%	40.00%
Total of selected non-current assets	$ 36,272	$ 34,999
Selected non-current assets (in % of total selected non-current assets)	53.00%	55.00%
China
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,188	$ 3,890	$ 3,267
Net sales (in % of total net sales)	8.00%	8.00%	7.00%
Total of selected non-current assets	$ 565	$ 530
Selected non-current assets (in % of total selected non-current assets)	1.00%	1.00%
Germany
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,935	$ 3,660	$ 3,367
Net sales (in % of total net sales)	7.00%	7.00%	7.00%
Total of selected non-current assets	$ 1,661	$ 1,554
Selected non-current assets (in % of total selected non-current assets)	2.00%	2.00%
Other
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 21,684	$ 20,306	$ 19,539
Net sales (in % of total net sales)	39.00%	40.00%	43.00%
Total of selected non-current assets	$ 8,302	$ 7,243
Selected non-current assets (in % of total selected non-current assets)	13.00%	12.00%